Schedule of Investments(a)
Invesco S&P High Income Infrastructure ETF (GHII)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.81%
Energy-37.56%
China Suntien Green Energy Corp. Ltd., H Shares (China)	1,191,392	$327,232
Enbridge, Inc. (Canada)	61,555	2,331,050
Gibson Energy, Inc. (Canada)	83,474	1,568,614
Inter Pipeline Ltd. (Canada)(b)	178,938	2,963,776
Keyera Corp. (Canada)	75,776	1,848,974
Kinder Morgan Canada Ltd. (Canada)(c)	58,106	620,322
ONEOK, Inc.	26,075	1,852,629
Pembina Pipeline Corp. (Canada)(b)	48,859	1,706,065
SemGroup Corp., Class A	258,686	3,976,004
SFL Corp. Ltd. (Norway)	136,914	1,938,702
Targa Resources Corp.(b)	77,031	2,813,943
Williams Cos., Inc. (The)	67,113	1,524,807
		23,472,118
Industrials-12.31%
China Merchants Port Holdings Co. Ltd. (China)	1,089,130	1,694,689
Hutchison Port Holdings Trust, Class U (Hong Kong)	1,549,712	244,855
Macquarie Infrastructure Corp.	75,080	3,149,606
Sydney Airport (Australia)	345,800	2,147,194
Yuexiu Transport Infrastructure Ltd. (China)	520,286	454,633
		7,690,977
Utilities-49.94%
AGL Energy Ltd. (Australia)	67,619	933,502
AltaGas Ltd. (Canada)(b)	78,277	1,160,969
APA Group (Australia)	95,202	708,341
AusNet Services (Australia)	683,588	804,539
Capital Power Corp. (Canada)	39,857	999,238
Centrica PLC (United Kingdom)	2,072,576	2,150,600
China Power International Development Ltd. (China)	3,705,287	766,832
Clearway Energy, Inc., Class C	64,577	1,280,562
Contact Energy Ltd. (New Zealand)	157,576	725,231
EDP - Energias de Portugal S.A., Class R (Portugal)	251,422	1,017,390
Emera, Inc. (Canada)	17,720	728,678
Enagas S.A. (Spain)	39,709	989,937
Endesa S.A. (Spain)	40,649	1,106,148
Engie S.A. (France)	60,629	959,960
Fortum Oyj (Finland)	39,826	939,281
HK Electric Investments & HK Electric Investments Ltd. (Hong Kong)(c)	812,191	795,823
	Shares	Value
Utilities-(continued)
Just Energy Group, Inc. (Canada)	75,937	$206,386
Keppel Infrastructure Trust (Singapore)	2,063,902	799,933
National Grid PLC (United Kingdom)(b)	90,951	1,046,689
Northland Power, Inc. (Canada)(b)	38,549	798,696
Pattern Energy Group, Inc., Class A	51,902	1,428,343
Power Assets Holdings Ltd. (Hong Kong)	113,257	787,818
PPL Corp.	28,792	979,792
Red Electrica Corp. S.A. (Spain)	36,954	723,233
REN - Redes Energeticas Nacionais SGPS S.A. (Portugal)	172,086	525,586
Snam S.p.A. (Italy)	168,324	837,401
Spark Infrastructure Group (Australia)	670,749	984,518
SSE PLC (United Kingdom)	98,735	1,660,279
Suez (France)	57,985	858,957
Superior Plus Corp. (Canada)	88,909	841,397
TerraForm Power, Inc., Class A	62,624	971,298
TransAlta Renewables, Inc. (Canada)	63,130	714,356
United Utilities Group PLC (United Kingdom)	89,003	982,480
		31,214,193
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.81% (Cost $61,200,939)		62,377,288
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.51%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	5,971,030	5,971,030
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	1,847,835	1,848,574
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,819,604)		7,819,604
TOTAL INVESTMENTS IN SECURITIES-112.32% (Cost $69,020,543)		70,196,892
OTHER ASSETS LESS LIABILITIES-(12.32)%		(7,698,197)
NET ASSETS-100.00%		$62,498,695
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2019.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $1,416,145, which represented 2.27% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
Canada	26.38%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco Shipping ETF (SEA)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.70%
Belgium-5.51%
Euronav N.V.	238,669	$2,602,618
Bermuda-6.30%
Golar LNG Ltd.	135,693	1,766,723
Teekay LNG Partners L.P.	79,293	1,209,218
		2,975,941
China-8.54%
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares	1,803,446	744,164
COSCO SHIPPING Holdings Co. Ltd., H Shares(a)	3,675,624	1,357,038
SITC International Holdings Co. Ltd.	1,733,578	1,935,610
		4,036,812
Denmark-20.87%
AP Moller - Maersk A/S, Class B	7,052	9,863,476
Hong Kong-5.68%
Pacific Basin Shipping Ltd.	6,586,858	1,371,604
Seaspan Corp.	111,689	1,312,346
		2,683,950
Japan-18.86%
Kawasaki Kisen Kaisha Ltd.(a)(b)	113,079	1,876,217
Mitsui OSK Lines Ltd.	138,720	3,635,526
Nippon Yusen KK	198,143	3,399,787
		8,911,530
Monaco-9.60%
Costamare, Inc.	116,925	962,293
GasLog Ltd.	70,139	656,501
GasLog Partners L.P.	56,230	818,146
Scorpio Tankers, Inc.	61,090	2,100,885
		4,537,825
Norway-8.29%
Frontline Ltd.(a)	128,394	1,413,650
Golden Ocean Group Ltd.(b)	159,680	939,743
SFL Corp. Ltd.	110,422	1,563,576
		3,916,969
South Korea-5.25%
Hyundai Merchant Marine Co. Ltd.(a)	411,153	1,256,625
Pan Ocean Co. Ltd.(a)	344,681	1,225,636
		2,482,261
	Shares	Value
United Kingdom-3.61%
Golar LNG Partners L.P.	90,961	$865,039
KNOT Offshore Partners L.P.	43,800	843,588
		1,708,627
United States-7.19%
DHT Holdings, Inc.	186,229	1,366,921
Matson, Inc.	53,887	2,033,695
		3,400,616
Total Common Stocks & Other Equity Interests (Cost $53,251,033)		47,120,625
Money Market Funds-0.02%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(c) (Cost $10,816)	10,816	10,816
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.72% (Cost $53,261,849)		47,131,441
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.77%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(c)(d)	625,245	625,245
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(c)(d)	208,790	208,874
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $834,119)		834,119
TOTAL INVESTMENTS IN SECURITIES-101.49% (Cost $54,095,968)		47,965,560
OTHER ASSETS LESS LIABILITIES-(1.49)%		(703,995)
NET ASSETS-100.00%		$47,261,565
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at November 30, 2019.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Solar ETF (TAN)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Electrical Equipment-9.02%
Sunrun, Inc.(b)(c)	1,607,136	$22,307,048
Vivint Solar, Inc.(b)(c)	1,827,152	13,429,567
		35,736,615
Equity REITs-4.83%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	651,388	19,118,238
Independent Power and Renewable Electricity Producers-29.75%
Atlantica Yield PLC (Spain)	713,527	18,494,620
Beijing Enterprises Clean Energy Group Ltd. (China)(b)(c)	772,652,036	7,008,182
Encavis AG (Germany)(c)	2,018,692	19,320,033
GCL New Energy Holdings Ltd. (China)(b)	268,993,381	5,979,349
Scatec Solar A.S.A. (Norway)(d)	1,596,699	19,019,054
Solaria Energia y Medio Ambiente S.A. (Spain)(b)(c)	2,285,161	17,246,793
TerraForm Power, Inc., Class A	1,015,398	15,748,823
Xinyi Energy Holdings Ltd. (China)(c)	60,847,641	15,002,516
		117,819,370
Semiconductors & Semiconductor Equipment-56.25%
Canadian Solar, Inc. (Canada)(b)	891,221	14,571,463
Daqo New Energy Corp., ADR (China)(b)(c)	317,392	12,086,287
Enphase Energy, Inc.(b)(c)	1,204,480	26,341,978
First Solar, Inc.(b)	639,501	35,326,035
GCL-Poly Energy Holdings Ltd. (China)(b)(c)	407,060,720	11,908,518
JinkoSolar Holding Co. Ltd., ADR (China)(b)(c)	856,522	15,717,179
Meyer Burger Technology AG (Switzerland)(b)(c)	30,997,845	13,257,096
SMA Solar Technology AG (Germany)(b)(c)	493,619	16,915,739
SolarEdge Technologies, Inc.(b)	456,095	37,221,913
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
SunPower Corp.(b)(c)	1,417,945	$10,620,408
Xinyi Solar Holdings Ltd., A Shares (China)	46,938,391	28,842,728
		222,809,344
Total Common Stocks & Other Equity Interests (Cost $357,866,067)		395,483,567

Money Market Funds-0.22%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(e) (Cost $857,154)	857,154	857,154
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $358,723,221)		396,340,721
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.13%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(e)(f)	66,166,511	66,166,511
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(e)(f)	21,495,719	21,504,317
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $87,670,059)		87,670,828
TOTAL INVESTMENTS IN SECURITIES-122.20% (Cost $446,393,280)		484,011,549
OTHER ASSETS LESS LIABILITIES-(22.20)%		(87,921,363)
NET ASSETS-100.00%		$396,090,186

Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2019 represented 4.80% of the Fund’s Net Assets.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	24.37%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Subsequent Event
At a meeting held on December 12, 2019, the Board of Trustees of the Trust approved the termination and winding down of Invesco S&P High Income Infrastructure ETF and Invesco Shipping ETF, with the liquidation payment to shareholders expected to take place on or about February 26, 2020. Investors, who have elected not to sell their shares before market close on February 13, 2020 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, on or about February 26, 2020.